Stockholders' Equity - Summary of Stock Option Activity (Detail) (Successor [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted	713
Shares, Exercised	(239)
Shares, Adjustment related to 2012 performance	462
Shares, Forfeited or expired	(314)
Shares, Ending Balance	10,828		10,206
Shares, Exercisable Ending Balance	5,923
Shares, Expected to vest	4,861
Weighted Average Option Exercise Price Per Share, Granted	$ 12.38
Weighted Average Option Exercise Price Per Share, Exercised	$ 6.10
Weighted Average Option Exercise Price Per Share, Adjustment related to 2012 performance	$ 9.19
Weighted Average Option Exercise Price Per Share, Forfeited or expired	$ 6.21
Weighted Average Option Exercise Price Per Share, Ending Balance	$ 6.15		$ 8.33
Weighted Average Option Exercise Price Per Share, Exercisable Ending Balance	$ 6.15
Weighted Average Option Exercise Price Per Share, Expected to vest	$ 6.16
Weighted Average Grant Date Fair Value Per Share, Granted	$ 4.69	$ 3.96	$ 3.24
Weighted Average Grant Date Fair Value Per Share, Adjustment related to 2012 performance	$ 5.10
Weighted Average Grant Date Fair Value Per Share, Forfeited or expired	$ 3.82
Aggregate Intrinsic Value, Outstanding	$ 138,353
Aggregate Intrinsic Value, Exercisable at December 31, 2013	75,717
Aggregate Intrinsic Value, Expected to vest	$ 62,090